Share-Based Payments	6 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payments
19.
SHARE-BASED PAYMENTS

On July 19, 2016, the shareholders of the Group approved the adoption of the 2016 equity incentive plan (the “2016 Plan”) for the purpose of securing and retaining employees, directors and consultants of the Group, providing incentives for them to exert maximum efforts for the success of the Group and any affiliate, and providing means by which such persons may benefit from increases in value of the ordinary shares of the Group.

The 2016 Plan provides for the grant of the following types of share awards: (i) restricted share awards, (ii) share options, (iii) share appreciation rights, (iv) restricted share unit awards, and (v) other share awards.

In 2023 the Board terminated the 2016 Plan and adopted the Apollomics Inc. 2023 Incentive Award Plan (the “Incentive Plan”), which became effective as of the Closing, and 8,679,583 Class A Ordinary Shares have been reserved for issuance. The Incentive Plan allows the Group to make equity and equity-based incentive awards to officers, employees, non-employee directors and the Group’s consultants and affiliates (the “Eligible Persons”). The Group expects to use equity-based awards to promote the Group’s interest by providing Eligible Persons with the opportunity to acquire equity interests as an incentive for their remaining in the Group’s service and aligning their interests with those of the Group’s equity holders. The Group’s Board anticipates that providing such persons with a direct stake in the Group will assure a closer alignment of the interests of such individuals with the Group’s interests and the interests of its shareholders, thereby stimulating their efforts on the Group’s behalf and strengthening their desire to remain with the Group and its affiliates.

During the six months ended June 30, 2024 and 2025, the Group had issued restricted share awards and share options to Eligible Persons and no share appreciation rights, restricted share unit awards or other share awards were granted under either the 2016 Plan or the Incentive Plan by the Group.

Restricted share awards

Under guidance for share-based compensation, the fair value of the Group’s restricted share awards is based on the grant date fair value of the Group’s Class A Ordinary Shares. During the six months ended June 30, 2025, all restricted share awards were granted with no purchase price. The weighted-average grant date fair value of the restricted share awards was $6.20 during the six months ended June 30, 2025.

The total expense recognized in the unaudited condensed consolidated interim statements of operations and comprehensive loss for the restricted shares granted was $1.9 thousand and $99.6 thousand, for the six months ended June 30, 2024 and 2025, respectively.

The following table summarizes the Group’s restricted shares movement during the six months ended June 30, 2024 and 2025:

	2025	2024
	Number of unvested restricted shares	Number of unvested restricted shares
Outstanding as of January 1,	1,108	2,080
Awarded	4,194	21,704
Vested	(556)	(19,867)
Forfeited	—	(277)
Outstanding as of June 30,	4,746	3,640

Restricted shares granted during the six months ended June 30, 2025 have a remaining weighted average vesting term of approximately 1.7 years. The vesting terms for these awards ranged from vesting immediately to a vesting term of two years.

Share options

The following table discloses movements of the Group’s share options held by grantees during the six months ended June 30, 2024 and 2025:

	2025		2024
	Number of Share	Weighted-average	Number of Share	Weighted-average
	Options	exercise price	Options	exercise price
Outstanding at January 1,	194,594	$288.160	119,071	$462.205
Granted	64,768	6.114	133,999	77.059
Exercised	—	—	—	—
Forfeited	(1,666)	301.822	(5,496)	220.629
Expired	(1,208)	355.108	(5,812)	323.489
Outstanding at June 30,	256,488	$216.534	241,762	$257.556
Exercisable at the end of the period	148,009		113,203

No share options granted in the above table will be exercisable after the expiration of 10 years from the date of its grant.

The share options outstanding as of June 30, 2024 and 2025 had a weighted average remaining contractual life of 9.27 years and 3.82 years, respectively. During the six months ended June 30, 2024 and 2025, the weighted average fair value of the share options granted was $60.4172 per share and $5.0519 per share, respectively.

The time-based share options vest ratably on a monthly basis over a 24-month to 48-month vesting period or with 25% or 50% vesting on the first anniversary of the vesting inception date and the remaining portion vesting ratably on a monthly basis over a 12-month to 36-month vesting period. The milestone-based share options vest upon achievement of specified performance conditions. The expected vesting period is estimated by the management of the Group based on the most likely outcome of each of the performance conditions.

The Option Pricing Model (“OPM”) was used to determine the fair value of the option granted. The key inputs for the share options granted during the periods were as follows:

	For the six months ended June 30,
	2025	2024
Grant date option fair value per share	$4.7700 - $5.4397	$60.4172
Exercise price	$6.09 - $6.20	$77.06
Expected volatility (note i)	94.48% - 126.88%	97.48%
Expected life	5.50 - 6.02 years	5.50 years
Risk-free rate	3.99% - 4%	4.18%
Expected dividend yield	0%	0%

Note i: The expected volatility measured at the standard deviation is based on the historical data of the daily share price movement of comparable companies.

The total expense recognized in the unaudited condensed consolidated interim statements of operations and comprehensive loss for share options granted was $8.2 million and $3.2 million for the six months ended June 30, 2024 and 2025, respectively.